Supplement to the

Fidelity® Florida Municipal Money Market Fund

A Fund of Fidelity Court Street Trust II

Fidelity Florida Municipal Income Fund

A Fund of Fidelity Court Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 59.

Florida Municipal Income will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

Florida Municipal Money Market will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-800-544-8544.

SFCB-07-01 June 29, 2007
1.475743.117

Supplement to the

Fidelity® Connecticut Municipal Money Market Fund

A Fund of Fidelity Court Street Trust II

Fidelity Connecticut Municipal Income Fund

A Fund of Fidelity Court Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 59.

Connecticut Municipal Income will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

Connecticut Municipal Money Market will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-800-544-8544.

CTR/CTMB-07-01 June 29, 2007
1.475746.116